Lease obligations	12 Months Ended
Dec. 31, 2025
Lease obligations
Lease obligations

10. Lease obligations

Effective November 1, 2014, the Company entered into a sub‑lease with GVI Clinical Development Solutions (“GVI - CDS”), a related party as described in note 17(b), to lease office space at a rate of $170 per annum for three years ending October 31, 2017, with an 18-month renewal period available. The lease was amended on May 1, 2016 and increased the leased area covered under the lease agreement at a rate of $212 per annum until October 31, 2019 with an 18-month renewal period available. The leased area covered under the lease was again increased, effective November 1, 2018, at a rate of $306 per annum until the end of the term of the lease. Effective November 1, 2019, the Company modified and extended its sub‑lease with GVI-CDS to lease a reduced amount of office space at a rate of $238 per annum for three years ending October 31, 2022 with a 28-month renewal period available. Effective June 1, 2022, the Company modified and extended its sub-lease with GVI-CDS to lease a reduced amount of office space at a rate of $222 per annum, ending October 31, 2024. Effective September 4, 2024, the Company modified and extended its sub-lease with GVI-CDS to lease the same amount of office space at a rate of $222 per annum, ending October 31, 2027. The discount rate used by the Company in calculating the right-of-use asset is 6%.

In connection with the acquisition of Marley Drug, the Company acquired a lease obligation and corresponding right-of-use asset. The lease is for Marley Drug’s 3,280 square foot retail space. The original lease was signed in May of 2006 for a period of ten years with two five-year extension periods. An addendum to the lease allowed for the first extension which was used starting April 1, 2017, with the second five-year extension available for an additional five years to April 2027. The current rate in the lease is $87 per annum. The discount rate used by the Company in calculating the lease obligation relating to the right-of-use asset is 3%. Effective June 1, 2022, the Company renewed its lease for Marley Drug at a rate of $97 per annum for a period of five years. The discount rate used by the Company in calculating the lease obligation relating to the right-of-use asset was 5% as part of the lease modification.

With the Company’s recent acquisition of Gateway Pharmacy, the Company acquired a lease obligation and corresponding right-of-use asset. The lease is for Gateway Pharmacy’s 1,157 square foot retail space, located in Portland Oregon. The original lease was signed on July 11, 2017, with an expiration date of July 10, 2026. The current annual rental obligation to the Company is $57, and the discount rate used by the Company in calculating the lease obligation relating to the right-of-use asset is 5.50%.

With the Company’s acquisition of West Olympia Pharmacy during the current year, the Company acquired a lease obligation and corresponding right-of-use asset. The lease is for West Olympia Pharmacy’s 1,731 square foot retail space, located in Olympia, Washington. The original lease was set to expire as of December 31, 2025. The Company signed a 60-month lease extension on May 22, 2025, with the lease now set to expire on December 31, 2030. The current annual rental obligation to the Company is $58, and the discount rate used by the Company in calculating the lease obligation relating to the right-of-use asset is 5.50%.

	Incremental borrowing rate %	Maturity	2025	2024
Current	4.00 - 6.00	2026	$464	$368
Non-current	4.00 - 6.00	2027 - 2030	427	506
Lease liability			$891	$874

During the year ended December 31, 2025, the Company paid a total of $415 (2024 - $370) in lease payments, resulting from the lease obligations indicated above.